FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Derivative assets	¥ 7,277,406
Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale investment		¥ 20,875,725	¥ 30,117,797
Liabilities:
Warrant Liability	¥ 68,377,608
Convertible senior notes	1,506,981,361	1,540,398,645	770,485,897
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	7,038,537	47,712,744	43,160,093
Liabilities:
Warrant Liability	4,295,737	30,901,012	10,080,395
Fair Value, Measurements, Recurring [Member] | Capped Call Option [Member]
Assets:
Derivative assets	17,490,323	¥ 21,098,263	¥ 107,223,601
Fair Value, Measurements, Recurring [Member] | Call spread options [Member]
Assets:
Derivative assets	7,277,406
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale investment
Liabilities:
Convertible senior notes
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets
Liabilities:
Warrant Liability
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Capped Call Option [Member]
Assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Assets:
Available-for-sale investment
Liabilities:
Convertible senior notes
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	7,038,537	¥ 47,712,744	¥ 43,160,093
Liabilities:
Warrant Liability	¥ 4,295,737	¥ 30,901,012	¥ 10,080,395
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Capped Call Option [Member]
Assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale investment		¥ 20,875,725	¥ 30,117,797
Liabilities:
Warrant Liability	¥ 68,377,608
Convertible senior notes	1,506,981,361	¥ 1,540,398,645	¥ 770,485,897
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets
Liabilities:
Warrant Liability
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Capped Call Option [Member]
Assets:
Derivative assets	17,490,323	¥ 21,098,263	¥ 107,223,601
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Call spread options [Member]
Assets:
Derivative assets	¥ 7,277,406